Related parties (Narrative) (Details) - USD ($)		12 Months Ended
	Feb. 14, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital held by him personally [Line Items]
Number of shares outstanding		60,200,000	61,000,000.0	59,200,000
Wages and salaries		$ 42,236,000	$ 49,338,000	$ 55,325,000
Executive Officer [Member]
Disclosure of classes of share capital held by him personally [Line Items]
Wages and salaries		392,000	336,000	390,000
Other long-term employee benefits		230,000	$ 225,000	$ 191,000
Professional fees expense		$ 34,000
James F. Park [Member]
Disclosure of classes of share capital held by him personally [Line Items]
Shares pledged under lending arrangements	602,400